Investments in Unconsolidated Affiliates (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) JointVenture	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Beginning of period		$ 50.2
Equity earnings (loss)		(2.5)	$ 18.0	$ 14.8
End of period		258.9	50.2
Return of capital from unconsolidated affiliate		1.2	5.7	0.0
Targa Resources Partners LP [Member]
Schedule of Equity Method Investments [Line Items]
Beginning of period		50.2	55.9	53.1
Fair value of T2 Joint Ventures acquired		214.5
Equity earnings (loss)		(2.5)	18.0	14.8
Cash distributions	[1]	(15.0)	(23.7)	(12.0)
Cash calls for expansion projects		11.7
End of period		258.9	50.2	55.9
Return of capital from unconsolidated affiliate		$ 1.2
Targa Resources Partners LP [Member] | Gulf Coast Fractionators LP [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		38.80%
Beginning of period		$ 50.2	55.9	53.1
Fair value of T2 Joint Ventures acquired		0.0
Equity earnings (loss)		13.8	18.0	14.8
Cash distributions	[1]	(14.5)	(23.7)	(12.0)
Cash calls for expansion projects		0.0
End of period		$ 49.5	50.2	55.9
Return of capital from unconsolidated affiliate			5.7
Targa Resources Partners LP [Member] | T2 Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Number of non-operated joint ventures acquired in Atlas mergers | JointVenture		3
Basis difference on preliminary fair values		$ 39.9
Preliminary estimated useful lives of the underlying assets		20 years
Targa Resources Partners LP [Member] | T2 LaSalle [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		75.00%
Beginning of period		$ 0.0	0.0	0.0
Fair value of T2 Joint Ventures acquired		67.5
Equity earnings (loss)		(3.9)	0.0	0.0
Cash distributions	[1]	0.0	0.0	0.0
Cash calls for expansion projects		0.0
End of period		$ 63.6	0.0	0.0
Targa Resources Partners LP [Member] | T2 Eagle Ford [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		50.00%
Beginning of period		$ 0.0	0.0	0.0
Fair value of T2 Joint Ventures acquired		126.7
Equity earnings (loss)		(9.4)	0.0	0.0
Cash distributions	[1]	0.0	0.0	0.0
Cash calls for expansion projects		6.5
End of period		$ 123.8	0.0	0.0
Targa Resources Partners LP [Member] | T2 EF Co-Gen [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		50.00%
Beginning of period		$ 0.0	0.0	0.0
Fair value of T2 Joint Ventures acquired		20.3
Equity earnings (loss)		(3.0)	0.0	0.0
Cash distributions	[1]	(0.5)	0.0	0.0
Cash calls for expansion projects		5.2
End of period		$ 22.0	$ 0.0	$ 0.0

[1]	Includes $1.2 million in distributions from GCF and T2 Joint Ventures received in excess of the Partnership's share of cumulative earnings for the year ended December 31, 2015. Includes $5.7 million in distributions from GCF in excess of the Partnership's share of cumulative earnings for the year ended December 31, 2014. Such excess distributions are considered a return of capital and are disclosed in cash flows from investing activities in the Consolidated Statements of Cash Flows.